Schedule I - Condensed Financial Information of Registrant	12 Months Ended
Dec. 31, 2011
SCHEDULE I
THE AES CORPORATION
SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT
UNCONSOLIDATED BALANCE SHEETS

	December 31,
	2011	2010

	(in millions)
ASSETS
Current Assets:
Cash and cash equivalents	$189	$594
Restricted cash	50	10
Accounts and notes receivable from subsidiaries	871	839
Deferred income taxes	24	23
Prepaid expenses and other current assets	43	31
Total current assets	1,177	1,497
Investment in and advances to subsidiaries and affiliates	12,088	10,741
Office Equipment:
Cost	81	93
Accumulated depreciation	(67)	(59)
Office equipment, net	14	34
Other Assets:
Deferred financing costs (net of accumulated amortization of $74 and $39, respectively)	92	64
Deferred income taxes	525	352
Debt service reserves and other deposits	222	1
Total other assets	839	417
Total	$14,118	$12,689
LIABILITIES AND STOCKHOLDERS' EQUITY
Current Liabilities:
Accounts payable	$21	$14
Accounts and notes payable to subsidiaries	317	253
Accrued and other liabilities	199	175
Term loan	-	200
Senior notes payable - current portion	305	263
Total current liabilities	842	905
Long-term Liabilities:
Senior notes payable	5,663	3,632
Junior subordinated notes and debentures payable	517	517
Accounts and notes payable to subsidiaries	1,007	1,055
Other long-term liabilities	143	107
Total long-term liabilities	7,330	5,311
Stockholders' equity:
Common stock	8	8
Additional paid-in capital	8,507	8,444
Retained earnings	678	620
Accumulated other comprehensive loss	(2,758)	(2,383)
Treasury stock	(489)	(216)
Total stockholders' equity	5,946	6,473
Total	$14,118	$12,689

THE AES CORPORATION
SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT
STATEMENTS OF UNCONSOLIDATED OPERATIONS

	For the Years Ended December 31
	2011	2010	2009

	(in millions)
Revenues from subsidiaries and affiliates	$59	$34	$39
Equity in earnings of subsidiaries and affiliates	357	590	983
Interest income	199	279	131
General and administrative expenses	(241)	(261)	(218)
Interest expense	(490)	(461)	(485)
Income before income taxes	(116)	181	450
Income tax benefit (expense)	174	(172)	208
Net income	$58	$9	$658

THE AES CORPORATION
SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT
STATEMENTS OF UNCONSOLIDATED COMPREHENSIVE INCOME
YEARS ENDED DECEMBER 31, 2011, 2010, AND 2009

	2011	2010	2009

	(in millions)
NET INCOME	$58	$9	$658
Available-for-sale securities activity:
Change in fair value of available-for-sale securities, net of income tax
(expense) benefit of $0, $3 and $(4), respectively	1	(5)	8
Reclassification to earnings, net of income tax (expense) benefit
of $0, $0 and $0, respectively	(2)	-	(2)
Total change in fair value of available-for-sale securities	(1)	(5)	6

Foreign currency translation activity:
Foreign currency translation adjustments, net of income tax
(expense) benefit of $18, $(11) and $(78), respectively	(297)	383	275
Reclassification to earnings, net of income tax (expense) benefit
of $0, $0 and $0, respectively	154	103	(4)
Total foreign currency translation adjustments, net of tax	(143)	486	271

Derivative activity:
Change in derivative fair value, net of income tax (expense) benefit
of $95, $37 and $21, respectively	(311)	(252)	178
Reclassification to earnings, net of income tax (expense) benefit
of $(21), $(20) and $(20), respectively	121	172	(138)
Total change in fair value of derivatives, net of tax	(190)	(80)	40

Pension activity:
Net actuarial (loss) for the period, net of income tax (expense) benefit
of $25, $23 and $10, respectively	(43)	(23)	(23)
Amortization of net actuarial loss, net of income tax (expense) benefit
of $(1), $(12) and $0, respectively	2	1	-
Total change in unfunded pension obligation	(41)	(22)	(23)
OTHER COMPREHENSIVE INCOME (LOSS)	(375)	379	294
COMPREHENSIVE INCOME (LOSS)	$(317)	$388	$952

THE AES CORPORATION
SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT
STATEMENTS OF UNCONSOLIDATED CASH FLOWS

	For the Years Ended December 31,
	2011	2010	2009

	(in millions)
Net cash provided by operating activities	$1,569	$488	$178
Investing Activities:
Investment in and advances to subsidiaries	(2,823)	(1,185)	(452)
(Purchase)/sale of short term investments, net	2	(3)	(5)
Return of capital	363	300	166
(Increase) decrease in restricted cash	(261)	(2)	4
Additions to property, plant and equipment	(28)	(22)	(8)
Net cash used in investing activities	(2,747)	(912)	(295)
Financing Activities:
Borrowings under the revolver, net	295	-	-
Borrowings of notes payable and other coupon bearing securities	2,050	-	503
Repayments of notes payable and other coupon bearing securities	(477)	(914)	(154)
Loans (to) from subsidiaries	(744)	(154)	205
Proceeds from issuance of common stock	3	1,569	14
Purchase of treasury stock	(279)	(99)	-
Payments for deferred financing costs	(75)	(12)	(23)
Net cash provided by financing activities	773	390	545
Effect of exchange rate changes on cash
Increase (decrease) in cash and cash equivalents	(405)	(34)	428
Cash and cash equivalents, beginning	594	628	200
Cash and cash equivalents, ending	$189	$594	$628
Supplemental Disclosures:
Cash payments for interest, net of amounts capitalized	$392	$412	$410
Cash payments for income taxes, net of refunds	$(6)	$-	$-

THE AES CORPORATION
SCHEDULE I
NOTES TO SCHEDULE I

1. Application of Significant Accounting Principles

Accounting for Subsidiaries and Affiliates—The AES Corporation (the “Company”) has accounted for the earnings of its subsidiaries on the equity method in the unconsolidated financial information.

Revenue—Construction management fees earned by the parent from its consolidated subsidiaries are eliminated.

Income Taxes—Positions taken on the Company's income tax return which satisfy a more-likely-than-not threshold will be recognized in the financial statements. The unconsolidated income tax expense or benefit computed for the Company reflects the tax assets and liabilities of the Company on a stand-alone basis and the effect of filing a consolidated U.S. income tax return with certain other affiliated companies.

Accounts and Notes Receivable from Subsidiaries— Certain prior period amounts have been reclassified to conform with current year presentation. Such amounts have been shown in current or long-term assets based on terms in agreements with subsidiaries, but payment is dependent upon meeting conditions precedent in the subsidiary loan agreements.

Selected Unconsolidated Balance Sheet Data:

	December 31,	December 31,
	2011	2010

	(in millions)
Assets
Investment in and advances to subsidiaries and affiliates	$12,088	$10,741
Deferred income taxes	$525	$352
Total other assets	$839	$417
Total assets	$14,118	$12,689

Liabilities and Stockholders' Equity
Other long-term liabilities	$143	$107
Total long-term liabilities	$7,330	$5,311
Additional paid-in capital	$8,507	$8,444
Retained earnings	$678	$620
Accumulated other comprehensive loss	$(2,758)	$(2,383)
Total stockholders' equity	$5,946	$6,473
Total liabilities and stockholders' equity	$14,118	$12,689

Selected Unconsolidated Operations Data:

	For the Year Ended December 31,
	2011	2010	2009

	(in millions)
Equity in earnings of subsidiaries and affiliates	$357	$590	$983
Income before income taxes	$(116)	$181	$450
Income tax benefit (expense)	$174	$(172)	$208
Net income attributable to The AES Corporation	$58	$9	$658

2. Notes Payable

			December 31,
	Interest Rate	Maturity	2011	2010

			(in millions)
Senior Secured Term Loan	LIBOR + 1.75%	2011	$-	$200
Senior Unsecured Note	8.875%	2011	-	129
Senior Unsecured Note	8.375%	2011	-	134
Senior Unsecured Note	7.75%	2014	500	500
Revolving Loan under Senior Secured Credit Facility(1)	LIBOR + 3.00%	2015	295	-
Senior Unsecured Note	7.75%	2015	500	500
Senior Unsecured Note	9.75%	2016	535	535
Senior Unsecured Note	8.00%	2017	1,500	1,500
Senior Secured Term Loan	LIBOR + 3.25%	2018	1,042	-
Senior Unsecured Note	8.00%	2020	625	625
Senior Unsecured Note	7.375%	2021	1,000	-
Term Convertible Trust Securities	6.75%	2029	517	517
Unamortized discounts			(29)	(28)
SUBTOTAL			$6,485	$4,612
Less: Current maturities			(305)	(463)
Total			$6,180	$4,149

(1)       Subsequent to year end the loan was substantially repaid and is expected to be repaid in full prior to March 31, 2012.

FUTURE MATURITIES OF DEBT—Recourse debt as of December 31, 2011 is scheduled to reach maturity as set forth in the table below:

December 31,		Annual Maturities
		(in millions)
2012	.	$305
2013	.	11
2014	.	509
2015	.	511
2016	.	523
Thereafter		4,626
Total debt		$6,485

3. Dividends from Subsidiaries and Affiliates

Cash dividends received from consolidated subsidiaries and from affiliates accounted for by the equity method were as follows:

	2011	2010	2009

	(in millions)
Subsidiaries	$1,059	$944	$948
Affiliates	$25	$10	$60

4. Guarantees and Letters of Credit

GUARANTEES—In connection with certain of its project financing, acquisition, and power purchase agreements, the Company has expressly undertaken limited obligations and commitments, most of which will only be effective or will be terminated upon the occurrence of future events. These obligations and commitments, excluding those collateralized by letter of credit and other obligations discussed below, were limited as of December 31, 2011, by the terms of the agreements, to an aggregate of approximately $340 million representing 20 agreements with individual exposures ranging from less than $1 million up to $53 million.

LETTERS OF CREDIT—At December 31, 2011, the Company had $12 million in letters of credit outstanding under the senior unsecured credit facility representing 11 agreements with individual exposures ranging from less than $1 million up to $7 million, which operate to guarantee performance relating to certain project development and construction activities and subsidiary operations. At December 31, 2011, the Company had $261 million in cash collateralized letters of credit outstanding representing 13 agreements with individual exposures ranging from less than $1 million up to $221 million, which operate to guarantee performance relating to certain project development and construction activities and subsidiary operations. During 2011, the Company paid letter of credit fees ranging from 0.250% to 3.250% per annum on the outstanding amounts.